Loans, borrowings, leases, cash and cash equivalents and short-term investments - Lease liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning		$ 1,602
Additions and contact modifications		77
Payment	[1]	(224)
Interest		65
Transfer to held for sale		(17)
Translation adjustment		28
Lease liabilities, ending		1,531
Current liabilities		13,891	$ 15,198
Non-current liabilities		35,645	38,938
Lease liabilities		1,531	1,602
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Current liabilities		182	174
Non-current liabilities		1,349	1,428
Ports [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning		713
Additions and contact modifications		23
Payment	[1]	(69)
Interest		29
Transfer to held for sale		(17)
Translation adjustment		11
Lease liabilities, ending		690
Lease liabilities		690	713
Ships [member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning		489
Payment	[1]	(63)
Interest		17
Translation adjustment		(2)
Lease liabilities, ending		441
Lease liabilities		441	489
Pellets plants
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning		225
Additions and contact modifications		20
Payment	[1]	(47)
Interest		11
Translation adjustment		13
Lease liabilities, ending		222
Lease liabilities		222	225
Properties [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning		103
Additions and contact modifications		22
Payment	[1]	(32)
Interest		3
Translation adjustment		9
Lease liabilities, ending		105
Lease liabilities		105	103
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning		59
Payment	[1]	(7)
Interest		3
Translation adjustment		(3)
Lease liabilities, ending		52
Lease liabilities		52	59
Mning Equipment And Locomotives [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning		13
Additions and contact modifications		12
Payment	[1]	(6)
Interest		2
Lease liabilities, ending		21
Lease liabilities		$ 21	$ 13

[1]	The total amount of the variable lease payments not included in the measurement of lease liabilities, which have been recognized straight to the income statement, for the year ended December 31, 2022, 2021 and 2020 was US$367, US$395 and US$63, respectively.